Equity (Details 4) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	0.32%	0.64%
Expected life	3 years 6 months	5 years
Expected volatility in market price of shares	50.00%	50.00%
Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	0.39%	2.05%
Expected life	7 years	7 years
Expected volatility in market price of shares	77.00%	55.00%